Condensed Interim Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Current assets:
Cash	$ 368,512	$ 3,323,708
Restricted cash	1,000,000	1,000,000
Accounts receivable, net	12,628,278	7,569,843
Prepaid expenses and other	5,647,935	3,079,785
Total current assets	19,644,725	14,973,336
Property, plant and equipment	4,725,435	4,793,979
Intangible assets	572,537	622,057
Finance right-of-use assets	1,276,821	2,140,338
Operating right-of-use assets	23,658,188	28,887,905
Total assets	49,877,706	51,417,615
Current liabilities:
Accounts payable	10,563,496	9,050,616
Accrued expenses	14,948,703	13,701,630
Current portion of loans payable	11,419,486	5,770,603
Current portion of finance lease liabilities	355,161	622,730
Current portion of operating lease liabilities	4,043,583	3,960,346
Current portion of shareholder loans	3,690,568	505,161
Other payables	1,947,395	5,730,781
Non-controlling interest loans	58,074	63,174
Deferred and contingent consideration	1,000,000	1,000,000
Advance for research collaboration		1,300,000
Total current liabilities	37,462,970	32,654,425
Loans payable	131,774,065	90,230,173
Finance lease liabilities	20,534	235,107
Operating lease liabilities	21,138,829	26,438,220
Shareholder loans		2,807,480
Total liabilities	190,396,398	152,365,405
Commitments and contingencies
Shareholders' deficit:
Common shares	121,236,710	120,741,061
Contributed surplus	5,508,810	5,397,700
Deficit	(263,661,144)	(224,174,970)
Total shareholders' deficit excluding non-controlling interest	(136,915,624)	(98,036,209)
Non-controlling interest	(3,603,068)	(2,911,581)
Total shareholders' deficit	(140,518,692)	(100,947,790)
Total liabilities and shareholders' deficit	49,877,706	$ 51,417,615
Neuronetics [Member]
Current assets:
Cash	20,867,000
Restricted cash	0
Accounts receivable, net	16,825,000
Inventory	4,960,000
Current portion of net investments in sales-type leases	572,000
Current portion of prepaid commission expense	2,921,000
Current portion of notes receivable	2,477,000
Prepaid expenses and other	4,837,000
Total current assets	53,459,000
Property, plant and equipment	1,639,000
Intangible assets	0
Finance right-of-use assets	0
Operating right-of-use assets	2,328,000
Net investments in sales-type leases	140,000
Prepaid commission expense	8,733,000
Long-term notes receivable	2,878,000
Goodwill	0
Other assets	4,940,000
Total assets	74,117,000
Current liabilities:
Accounts payable	3,295,000
Accrued expenses	11,429,000
Deferred revenue	1,311,000
Current portion of finance lease liabilities	0
Current portion of operating lease liabilities	862,000
Current portion of shareholder loans	0
Current portion of long-term debt, net:	0
Non-controlling interest loans	0
Deferred and contingent consideration	0
Current portion of shareholder note	0
Total current liabilities	16,897,000
Long-term debt, net	46,002,000
Deferred revenue	4,000
Operating lease liabilities	1,833,000
Total liabilities	64,736,000
Commitments and contingencies	0
Shareholders' deficit:
Preferred stock, $0.01 par value: 10,000 shares authorized; no shares issued or outstanding on September 30, 2024	0
Common shares	303,000
Deficit	(407,127,000)
Additional paid-in capital	416,205,000
Non-controlling interest	0
Total shareholders' deficit	9,381,000
Total liabilities and shareholders' deficit	74,117,000
Greenbook [Member]
Current assets:
Cash	369,000
Restricted cash	1,000,000
Accounts receivable, net	12,628,000
Inventory	0
Current portion of net investments in sales-type leases	0
Current portion of prepaid commission expense	0
Current portion of notes receivable	0
Prepaid expenses and other	5,648,000
Total current assets	19,645,000
Property, plant and equipment	4,725,000
Intangible assets	573,000
Finance right-of-use assets	1,277,000
Operating right-of-use assets	23,658,000
Net investments in sales-type leases	0
Prepaid commission expense	0
Long-term notes receivable	0
Goodwill	0
Other assets	0
Total assets	49,878,000
Current liabilities:
Accounts payable	10,564,000
Accrued expenses	4,385,000
Deferred revenue	0
Current portion of finance lease liabilities	355,000
Current portion of operating lease liabilities	4,044,000
Current portion of shareholder loans	3,691
Current portion of long-term debt, net:	11,420,000
Other payables	1,947,000
Non-controlling interest loans	58
Deferred and contingent consideration	1,000,000
Current portion of shareholder note	0
Total current liabilities	37,463,000
Long-term debt, net	131,774,000
Finance lease liabilities	21,000
Operating lease liabilities	21,139,000
Total liabilities	190,396,000
Commitments and contingencies	0
Shareholders' deficit:
Preferred stock, $0.01 par value: 10,000 shares authorized; no shares issued or outstanding on September 30, 2024	0
Common shares	121,237,000
Deficit	(263,661,000)
Additional paid-in capital	5,509,000
Non-controlling interest	(3,603,000)
Total shareholders' deficit	(136,915,000)
Total liabilities and shareholders' deficit	49,878,000
Transaction Accounting Adjustment [Member]
Current assets:
Cash	0
Restricted cash	0
Accounts receivable, net	(1,891,000)
Inventory	0
Current portion of net investments in sales-type leases	(351,000)
Current portion of prepaid commission expense	0
Current portion of notes receivable	(1,557,000)
Prepaid expenses and other	(702,000)
Total current assets	(4,501,000)
Property, plant and equipment	370,000
Intangible assets	(573,000)
Finance right-of-use assets	(1,277,000)
Operating right-of-use assets	0
Net investments in sales-type leases	(19,000)
Prepaid commission expense	0
Long-term notes receivable	(2,335,000)
Goodwill	23,803,000
Other assets	0
Total assets	15,468,000
Current liabilities:
Accounts payable	(1,891,000)
Accrued expenses	0
Deferred revenue	(192,000)
Current portion of finance lease liabilities	(355,000)
Current portion of operating lease liabilities	0
Current portion of shareholder loans	(3,691)
Current portion of long-term debt, net:	(11,210,000)
Other payables	(1,414,000)
Non-controlling interest loans	0
Deferred and contingent consideration	0
Current portion of shareholder note	0
Total current liabilities	(18,753,000)
Long-term debt, net	(131,774,000)
Deferred revenue	0
Finance lease liabilities	(21,000)
Operating lease liabilities	0
Total liabilities	(150,548,000)
Commitments and contingencies
Shareholders' deficit:
Preferred stock, $0.01 par value: 10,000 shares authorized; no shares issued or outstanding on September 30, 2024	0
Common shares	(120,984,000)
Deficit	263,661,000
Additional paid-in capital	23,339,000
Non-controlling interest	0
Total shareholders' deficit	166,016,000
Total liabilities and shareholders' deficit	15,468,000
Pro Forma [Member]
Current assets:
Cash	21,236,000
Restricted cash	1,000,000
Accounts receivable, net	27,562,000
Inventory	4,960,000
Current portion of net investments in sales-type leases	221,000
Current portion of prepaid commission expense	2,921,000
Current portion of notes receivable	920,000
Prepaid expenses and other	9,783,000
Total current assets	68,603,000
Property, plant and equipment	6,734,000
Intangible assets	0
Finance right-of-use assets	0
Operating right-of-use assets	25,986,000
Net investments in sales-type leases	121,000
Prepaid commission expense	8,733,000
Long-term notes receivable	543,000
Goodwill	23,803,000
Other assets	4,940,000
Total assets	139,463,000
Current liabilities:
Accounts payable	11,968,000
Accrued expenses	15,814,000
Deferred revenue	1,119,000
Current portion of finance lease liabilities	0
Current portion of operating lease liabilities	4,906,000
Current portion of shareholder loans	0
Current portion of long-term debt, net:	209,000
Other payables	533,000
Non-controlling interest loans	58
Deferred and contingent consideration	1,000,000
Current portion of shareholder note	0
Total current liabilities	35,607,000
Long-term debt, net	46,002,000
Deferred revenue	4,000
Finance lease liabilities	0
Operating lease liabilities	22,972,000
Total liabilities	104,585,000
Commitments and contingencies
Shareholders' deficit:
Preferred stock, $0.01 par value: 10,000 shares authorized; no shares issued or outstanding on September 30, 2024	0
Common shares	556,000
Deficit	(407,127,000)
Additional paid-in capital	445,053,000
Non-controlling interest	(3,603,000)
Total shareholders' deficit	38,482,000
Total liabilities and shareholders' deficit	$ 139,463,000